Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Operations [Abstract]
Sales	$ 654,996	$ 719,727	$ 2,546,852	$ 2,514,164	$ 2,678,346	$ 3,353,286
Cost of sales	444,015	380,784	1,669,704	1,317,299	1,751,640	1,742,110
Gross profit	210,981	338,943	877,148	1,196,865	926,706	1,611,176
Operating expenses:
Sales and marketing expense	308,698	123,955	641,255	898,299	975,282	1,690,684
Depreciation and amortization	33,797	124,831	149,435	418,625	545,890	662,003
Research and development expense	289,242	187,810	708,325	547,579	790,048	547,364
General and administrative	438,795	495,963	1,331,939	1,617,786	2,605,999	5,312,247
Loss on impairment of intangible assets					303,859
Total Operating Expenses	1,070,532	932,559	2,830,954	3,482,289	5,221,078	8,212,298
Loss from operations	(859,551)	(593,616)	(1,953,806)	(2,285,424)	(4,294,372)	(6,601,122)
Other income (expenses):
Gain/(loss) on change in fair value of derivative liability	(2,156,007)		(2,773,086)
Gain on extinguishment of debt						190,136
Interest income			22
Interest expense	(984,317)	(104,653)	(1,796,060)	(302,908)	(410,919)	(553,247)
Total other income (expenses):	(3,140,324)	(104,653)	(4,569,124)	(302,908)	(410,919)	(363,111)
Net loss	$ (3,999,875)	$ (698,269)	$ (6,522,930)	$ (2,588,332)	$ (4,705,291)	$ (6,964,233)
Net loss per common share basic and diluted	$ (0.01)	$ 0.0	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.07)
Weighted average common shares outstanding - basic and diluted	170,774,234	143,553,735	162,922,093	140,673,273	142,344,070	101,379,729